GENERAL INFORMATION (Details) ৳ in Millions, $ in Millions				1 Months Ended		6 Months Ended
	Mar. 15, 2023	Feb. 06, 2023 shares	Feb. 05, 2023 shares	Mar. 31, 2023 shares director	Feb. 28, 2023 shares	Jun. 30, 2023 USD ($)	Jun. 29, 2023 director	Jun. 26, 2023 USD ($)	Jun. 26, 2023 BDT (৳)	Apr. 19, 2023 USD ($)	Jan. 30, 2023	Jan. 24, 2023
Disclosure of detailed information about financial instruments [line items]
% Scheme creditors												97.59%
Number of American Depositary Shares		1	1
Number of shares represented by one depositary receipt		25	1
Executives under equity settled awards scheme | director				5
Number of years, group CFO contract	3 years
Damages sought								$ 76	৳ 8,231
Damages sought, interest								$ 40	৳ 4,307
Number of candidates recommended for board | director							7
Approved directors currently on the board | director							6
PJSC Vimpelcom | VEON Holdings B.V.
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of bonds, notes and debentures | $						$ 1,572
Short term incentive scheme
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares)				154,876
Long term incentive scheme
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares)				643,286
Joop Brakenhoff | Deferred shares plan
Disclosure of detailed information about financial instruments [line items]
Number of share options exercised in share-based payment arrangement (in shares)					52,543
Number of shares withheld for taxes					51,504
Joop Brakenhoff | Deferred shares plan | ADR
Disclosure of detailed information about financial instruments [line items]
Number of share options exercised in share-based payment arrangement (in shares)					2,102
Number of shares withheld for taxes					2,060
2023 put options
Disclosure of detailed information about financial instruments [line items]
Amendment fee payable											2.00%
Purchase price, % of principal amount											102.00%
October 2023 notes
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued | $						364				$ 165
December 2023 notes
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued | $						$ 406				$ 294